CONVERTIBLE NOTES PAYABLE, RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

Issuance Date	Maturity Date	Interest Rate	Conversion Price (per share)	September 30, 2022	March 31, 2022
April 2021	April 2024	8%	$0.20	$-	$30,000,000
October 2017	October 2022	12%	$0.15	-	50,000
September 2022	September 2024	8%	$0.03	27,000,000	-
Total convertible notes payable				27,000,000	30,050,000
Less: unamortized debt discount and deferred financing costs				17,396,771	20,151,230
				9,603,229	9,898,770
Less: current portion of convertible notes payable				9,603,229	9,898,770
Long-term convertible notes payable				$-	$-

Convertible notes payable consists of the following:

	Maturity	Interest	Conversion Price	As of March 31,
Issuance Date	Date	Rate	(per share)	2022	2021
April 2021	April 2024	8%	$0.20	$30,000,000	$-
October 2017	October 2022	12%	$0.15	50,000	50,000
April 2018	April 2021	0%	$0.01	-	100,000
Total convertible notes payable				30,050,000	150,000
Less: unamortized debt discount and deferred financing costs				20,151,230	15,607
Subtotal				9,898,770	134,393
Less: current portion of convertible notes payable				9,898,770	99,631
Long-term convertible notes payable				$-	$34,762